General (Details) $ in Thousands	Jun. 30, 2026 USD ($) helicopter aircraft engine	Dec. 31, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircrafts | aircraft	1,968
Number of engines | engine	1,200
Number of helicopters | helicopter	300
Assets | $	$ 71,183,812	$ 71,671,790